Expense Example - Mid-Cap Equity Portfolio	Jul. 01, 2024 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	854
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 611